Information on related parties (Details Narrative) - ARS ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Information On Related Parties
Due fom related party	$ 100,334	$ 41,523
Percentage of shareholding sold	2.96%
Equity interest	100.00%
Shortterm employee benefits compensation	$ 3,734,000	$ 1,215,000	$ 408,000